Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2013
Short-term borrowings and long-term debt

9. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥733	¥12,307
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)
(Year ended March 31, 2013—weighted-average variable rate per annum : 1.2% as of March 31, 2013)

Total short-term borrowings	¥733	¥12,307

Long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥240,000	¥240,000
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
(Year ended March 31, 2013—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2014-2019)
Unsecured indebtedness to financial institutions	15,797	1,016
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
(Year ended March 31, 2013—interest rates per annum : 0.9%-1.5%, due : years ending March 31, 2014-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	150	443
(Year ended March 31, 2012—interest rates per annum : 9.7%, due : year ending March 31, 2018)
(Year ended March 31, 2013—interest rates per annum : 2.4%-7.5%, due : years ending March 31, 2014-2018)

Sub-total	¥255,947	¥241,459
Less: Current portion	(75,428)	(70,437)

Total long-term debt	¥180,519	¥171,022

DOCOMO redeemed ¥60,000 million unsecured corporate bonds and newly issued ¥60,000 million unsecured corporate bonds at 0.2% maturing through the year ending March 31, 2018 during the year ended March 31, 2013.

Interest rates on DOCOMO’s debts are mainly fixed. DOCOMO may use interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap contracts is disclosed in Note 19. DOCOMO was not a counterparty to any interest rate swap arrangements as of March 31, 2012 and 2013 and did not enter into any interest rate swaps for the fiscal year ended March 31, 2013. Interest costs related specifically to short-term borrowings and long-term debt for the years ended March 31, 2011, 2012 and 2013 totaled ¥6,709 million, ¥4,356 million and ¥3,916 million, respectively. “Interest expense” in the consolidated statements of income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2013, were as follows:

Year ending March 31,	Millions of yen
2014	¥70,437
2015	319
2016	251
2017	230
2018	60,222
Thereafter	110,000

Total	¥241,459